Inventory (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory [Abstract]
Finished goods for sale		$ 272,402
Less: Allowance for write downs
Inventory, total		$ 272,402